Investment Strategy - Nuveen U.S. Infrastructure ETF	Jun. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in securities issued by infrastructure-related companies that are economically tied to the U.S. A company is considered to be economically tied to the U.S. when the company is organized or incorporated in the U.S., its headquarters are located in the U.S., or the company generates the most significant portion of its revenue from the U.S. Infrastructure-related companies are companies involved in the ownership, development, construction, renovation, financing or operation of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.
Equity securities in which the Fund invests include common and preferred securities, publicly-traded units of master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). The Fund may invest in companies of any size, including small- and mid-capitalization companies.
In selecting securities, the Fund’s sub-adviser invests in companies that it believes meet one or more of the following criteria:
• Attractively valued relative to other companies in the same industry or market.
• Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
• Strong management teams.
• Long-term contracts to provide infrastructure-based services.
• An identifiable catalyst that could increase the value of the company’s securities over the next one or two years.
The Fund’s sub-adviser generally will sell a security if any of the following has occurred:
• The security has hit its price target and the company is no longer attractively valued relative to other companies.
• The company’s fundamentals have significantly deteriorated.
• There has been a significant change in the company’s management team.
• A catalyst that could decrease the value of the security has been identified, or a previously existing positive catalyst has disappeared.
• A better alternative exists in the marketplace.
The Fund’s investments include infrastructure-related securities of non-U.S. issuers. Under normal market conditions, the Fund may invest up to 20% of its net assets in securities of non-U.S. issuers. Up to 10% of the Fund’s total assets may be invested in equity securities of emerging market issuers.
The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A company is considered to be economically tied to the U.S. when the company is organized or incorporated in the U.S., its headquarters are located in the U.S., or the company generates the most significant portion of its revenue from the U.S. Infrastructure-related companies are companies involved in the ownership, development, construction, renovation, financing or operation of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in securities issued by infrastructure-related companies that are economically tied to the U.S. A company is considered to be economically tied to the U.S. when the company is organized or incorporated in the U.S., its headquarters are located in the U.S., or the company generates the most significant portion of its revenue from the U.S. Infrastructure-related companies are companies involved in the ownership, development, construction, renovation, financing or operation of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.